Employee Benefits - Remeasurements of Net Defined Benefit Liabilities (Assets) Included in Other Comprehensive Income (Loss) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [Line Items]
Group's share of associates regarding remeasurements	₩ (84)	₩ 39	₩ 238
Related income tax	57,438	(38,032)	(35,235)
Remeasurements of net defined benefit liabilities (assets) [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	38,117	(72,326)	(165,969)
Actuarial profit or loss arising from: Experience adjustment	(124,974)	36,769	43,644
Actuarial profit or loss arising from: Demographic assumptions	(7,206)	(2,584)	(19,952)
Actuarial profit or loss arising from: Financial assumptions	(73,138)	121,515	113,772
Return on plan assets	(15,483)	(7,264)	(8,824)
Group's share of associates regarding remeasurements	(84)	39	238
Remeasurements	(220,885)	148,475	128,878
Related income tax	57,438	(38,032)	(35,235)
Ending balance	₩ (125,330)	₩ 38,117	₩ (72,326)